PAINEWEBBER GLOBAL EQUITY FUND                                SEMIANNUAL REPORT

                                                June 16, 1997

PAINEWEBBER GLOBAL
EQUITY FUND

FUND PROFILE

GOAL:
Long-term growth of
capital

PORTFOLIO MANAGERS:
Ralph Layman with
the assistance of
Michael Solecki,
GE Investment
Management Inc.

TOTAL NET ASSETS:
$526.6 million (as of
April 30, 1997)

DIVIDEND PAYMENT:
Annually

Dear Shareholder,

We are pleased to present the semiannual report for PaineWebber Global Equity Fund (the "Fund") for the six months ended April 30, 1997

PERFORMANCE
--------------------------------------------------------------------------------

For the period, the Fund's total return, reflecting reinvested distributions but not the Fund's sales charges, was 4.0% for Class A shares, 3.7% for Class B shares, 3.7% for Class C shares and 4.3% for Class Y shares. In comparison, the Morgan Stanley Capital International World Index (the "Index") advanced 8.3% for the same period

    The total return experienced by Fund shareholders who purchased or redeemed shares during the period may be lower due to the Fund's sales charge. For example, after deducting the maximum applicable sales charge, the Fund's total return for the six-month period was (0.7)% for Class A shares, 1.4% for Class B shares, 2.7% for Class C shares and 4.3% for Class Y shares. The Fund's underweighted exposure in U.S. stocks (29.4% of net assets as of April 30, 1997) hampered its performance compared to the Index (which has a larger U.S. equity component). During the past six-month period, the U.S. stock market recorded stronger investment results compared to most world markets.

[CHART]

PAINEWEBBER GLOBAL
EQUITY FUND

Top Five Countries
(As a % of net assets as
of April 30, 1997)

United States    29.4%
Japan             9.6%
Switzerland       7.5%
United Kingdom    7.3%
France            6.9%


ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

    Moderate growth with low inflation lifted U.S. stock prices to higher levels in late 1996 and early 1997. Following a series of stronger-than-expected economic reports in February and March, the Federal Reserve (the "Fed") raised the federal funds rate by 25 basis points (one quarter of one percent) late in the period to keep inflation under control. (The most sensitive indicator of interest rates, the federal funds rate is the rate banks charge each other for overnight loans.) The U.S. market and most major markets around the world were negatively affected by the Fed tightening. U.S. stocks still managed to finish the period with impressive gains. European stocks also recorded strong investment results due largely to generally improving economic conditions and continuing optimism that a single form of European currency will become reality. In particular, Germany and Switzerland registered solid gains. Japanese stocks did not fare as well for the period. A main reason is that the economy showed signs of slowing, following much enthusiasm about the prospects for stronger growth early in 1997

SEMIANNUAL REPORT


[CHART]
PAINEWEBBER GLOBAL
EQUITY FUND

Top Five Countries
(As a % of net assets as
of April 30, 1997)

Novartis AG                     2.9%
HSBC Corp. Holdings plc         2.4%
First Data Corp.                2.4%
Telecom Italia Mobilare         2.3%
Electronic Data Systems Corp.   2.2%


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

Throughout the period, we remained underweighted in the U.S. because we believe these stocks are trading at high valuations compared to stocks in other markets. We were overweighted in Europe and the Pacific-Basin (ex-Japan), which helped performance, and underweighted in Japan, which also contributed to our investment results. One of our better performing holdings was Hong Kong-based HSBC Holdings plc (2.4% of total net assets), one of the world's largest financial institutions. We remain optimistic on the growth prospects for this company given the economic activity in Asia and around the world. During the period, we added several stocks to the fund that we believe offer superior investment potential due to strong earnings growth and solid management. They include: Telecom Italia Mobilare, Italy's major cellular service provider, and Swiss-based Novartis AG, the world's second largest pharmaceutical company. Novartis AG is the result of a 1996 merger between Sandoz and Ciba Geigy

OUTLOOK
--------------------------------------------------------------------------------

    Given the strong performance registered by U.S. equities over the last two and one half years, we continue to believe their valuations are high compared to other global markets. Moreover, if the U.S. remains stronger than expected, interest rates may move higher, which would be a negative for U.S. equity prices. We remain convinced that some of the better investment opportunities can be found in Europe and that prevailing economic and market conditions there will serve as an excellent foundation for further gains for stocks on the Continent. Japan's long bear market does not appear to be coming to an end, though a sustained pickup in economic growth could serve as the trigger for higher stock prices later this year. While we don't believe the handover of Hong Kong to China in July will pose any significant risk to markets in the region, we will maintain a somewhat neutral stance until this development unfolds.

    Thank you for your investment in PaineWebber Global Equity Fund. We remain committed to providing you with quality service and look forward to helping you achieve your financial goals.

Sincerely,

/s/ Margo N. Alexander             /s/ Ralph Layman

MARGO N. ALEXANDER                 RALPH LAYMAN
President,                         Portfolio Manager,
Mitchell Hutchins                  PaineWebber Global Equity Fund
Asset Management Inc.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS--(UNAUDITED)

                                                                              TOTAL RETURN1
                                         NET ASSET VALUE            ---------------------------------
                                 --------------------------------   12 MONTHS ENDED     SIX MONTHS
                                 04/30/97    10/31/96    04/30/96      04/30/97       ENDED 04/30/97
-----------------------------------------------------------------------------------------------------
Class A Shares                    $17.55      $17.43      $17.16          5.65%             4.01%
-----------------------------------------------------------------------------------------------------
Class B Shares                     16.97       16.93       16.74          4.83              3.65
-----------------------------------------------------------------------------------------------------
Class C Shares                     16.97       16.93       16.73          4.89              3.65
-----------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS   DIVIDENDS     TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED       PAID      RETURN1
------------------------------------------------------------------------------------------------
11/14/91-12/31/91                  $12.00       $ 12.29        --             --           2.42%
------------------------------------------------------------------------------------------------
1992                                12.29         12.45      $ 0.1610      $  0.0800       3.26
------------------------------------------------------------------------------------------------
1993                                12.45         16.07        0.2100         --          30.77
------------------------------------------------------------------------------------------------
1994                                16.07         14.43        1.2530         --          (2.38)
------------------------------------------------------------------------------------------------
1995                                14.43         15.81        0.5743         --          13.54
------------------------------------------------------------------------------------------------
1996                                15.81         17.57        0.5784         --          14.80
------------------------------------------------------------------------------------------------
01/01/97-04/30/97                   17.57         17.55        --             --          (0.11)
------------------------------------------------------------------------------------------------
                                               Total:        $ 2.7767      $  0.0800
------------------------------------------------------------------------------------------------
                                              CUMULATIVE TOTAL RETURN AS OF 04/30/97:     75.76%
------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS   DIVIDENDS     TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED       PAID      RETURN1
------------------------------------------------------------------------------------------------
08/25/95-12/31/95                  $15.83       $ 15.46      $ 0.5743         --           1.29%
------------------------------------------------------------------------------------------------
1996                                15.46         17.03        0.5784         --          13.91
------------------------------------------------------------------------------------------------
01/01/97-04/30/97                   17.03         16.97        --             --          (0.35)
------------------------------------------------------------------------------------------------
                                               Total:        $ 1.1527      $  0.0000
------------------------------------------------------------------------------------------------
                                              CUMULATIVE TOTAL RETURN AS OF 04/30/97:     14.96%
------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS   DIVIDENDS     TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED       PAID      RETURN1
------------------------------------------------------------------------------------------------
05/10/93-12/31/93                  $13.80       $ 15.99      $ 0.2100         --          17.39%
------------------------------------------------------------------------------------------------
1994                                15.99         14.23        1.2530         --          (3.12)
------------------------------------------------------------------------------------------------
1995                                14.23         15.46        0.5743         --          12.67
------------------------------------------------------------------------------------------------
1996                                15.46         17.03        0.5784         --          13.91
------------------------------------------------------------------------------------------------
01/01/97-04/30/97                   17.03         16.97        --             --          (0.35)
------------------------------------------------------------------------------------------------
                                               Total:        $ 2.6157      $  0.0000
------------------------------------------------------------------------------------------------
                                              CUMULATIVE TOTAL RETURN AS OF 04/30/97:     45.46%
------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including the trustee of the PaineWebber Savings Investment Plan, and INSIGHT Investment Advisory Program Participants. For the six months ended April 30, 1997, and since inception, May 10, 1993 through April 30, 1997, Class Y shares have a total return of 4.26% and 51.72%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS--(UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                       % RETURN WITHOUT        % RETURN AFTER
                                             SALES                DEDUCTING
                                            CHARGE          MAXIMUM SALES CHARGE
                                     ---------------------  ---------------------
CLASS                                  A*     B**    C***     A*     B**    C***
---------------------------------------------------------------------------------
Twelve Months Ended 03/31/97          8.89%  7.99%   7.99%   4.01%  2.99%   6.99%
---------------------------------------------------------------------------------
Five Years Ended 03/31/97            11.59%    N/A     N/A  10.58%    N/A     N/A
---------------------------------------------------------------------------------
Commencement of Operations
 Through 03/31/97+                   11.03%  9.07%  10.09%  10.07%  6.68%  10.09%
---------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

 + Commencement of operations dates are November 14, 1991, August 25, 1995 and
   May 10, 1993 for Class A, Class B and Class C, respectively.

Note: The Fund offers Class Y shares to certain eligible investors, including the trustee of the PaineWebber Savings Investment Plan, and INSIGHT Investment Advisory Program Participants. For the twelve months ended March 31, 1997, and since inception, May 10, 1993 through March 31, 1997, Class Y shares have had an average annual total return of 9.30% and 11.25%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS                              APRIL 30, 1997 (UNAUDITED)

  NUMBER OF
   SHARES                                             VALUE
-------------                                     --------------
COMMON STOCKS--96.88%
AUSTRALIA--1.72%
BEVERAGES--0.54%
   245,352       Coca Cola Amatil Ltd. ........   $    2,804,816
                                                  --------------
FOOD--1.18%
 3,748,782       Burns, Philip & Co., Ltd. ....        6,227,018
                                                  --------------
Total Australia Common Stocks..................        9,031,834
                                                  --------------
AUSTRIA--1.84%
ENGINEERING SERVICES--1.56%
    52,854       VA Technologie AG.............        8,213,249
                                                  --------------
SERVICES--0.28%
    36,181       Flughafen Wein AG.............        1,499,808
                                                  --------------
Total Austria Common Stocks....................        9,713,057
                                                  --------------
CANADA--1.04%
ENERGY--0.48%
    91,042       Renaissance Energy Ltd.*......        2,522,065
                                                  --------------
MACHINERY (DIVERSIFIED)--0.56%
   146,202       Bombardier Inc................        2,961,716
                                                  --------------
Total Canada Common Stocks.....................        5,483,781
                                                  --------------
CROATIA--0.26%
PHARMACEUTICAL--0.26%
    84,184       Pliva D.D. GDR*...............        1,380,618
                                                  --------------
FINLAND--2.29%
FINANCIAL SERVICES--0.38%
   613,579       Merita Ltd....................        1,993,978
                                                  --------------
MANUFACTURING--0.90%
   280,514       Valmet Corp. (1)..............        4,741,401
                                                  --------------
MULTI-LINE INSURANCE--1.01%
    58,749       Sampo Vakuutusosak............        5,309,597
                                                  --------------
Total Finland Common Stocks....................       12,044,976
                                                  --------------
FRANCE--6.89%
AUTOMOTIVE--1.92%
    87,809       Michelin......................        4,906,111
    83,953       Valeo SA......................        5,178,288
                                                  --------------
                                                      10,084,399
                                                  --------------
FRANCE--(CONCLUDED)

  NUMBER OF
   SHARES                                             VALUE
-------------                                     --------------
ENERGY--1.83%
   116,231       Total S.A. (Class B)..........   $    9,638,620
                                                  --------------
FINANCIAL SERVICES--0.48%
    41,272       AXA...........................        2,539,326
                                                  --------------
FOOD--1.57%
    13,247       Carrefour S.A.................        8,270,722
                                                  --------------
OIL-FIELD SERVICES--1.09%
   213,528       Coflexip S.A. ADR*............        5,765,256
                                                  --------------
Total France Common Stocks.....................       36,298,323
                                                  --------------
GERMANY--4.67%
CHEMICALS--0.57%
    77,469       BASF AG (1)...................        2,988,180
                                                  --------------
ENERGY--1.16%
   118,159       Veba AG (1)...................        6,086,028
                                                  --------------
MACHINERY (DIVERSIFIED)--1.52%
    20,361       Mannesmann AG.................        8,006,606
                                                  --------------
MEDICAL EQUIPMENT--0.47%
    28,478       Fresenius Medical AG*.........        2,494,579
                                                  --------------
PHARMACEUTICAL--0.95%
    75,119       Gehe AG.......................        4,996,945
                                                  --------------
Total Germany Common Stocks....................       24,572,338
                                                  --------------
GREECE--0.68%
BANKING--0.68%
    40,552       Alpha Credit Bank.............        2,881,092
    10,138       Alpha Credit Bank (Bonus
                   Shares).....................          720,273
                                                  --------------
                                                       3,601,365
                                                  --------------
HONG KONG--4.27%
BROADCASTING--0.50%
   637,000       Television Broadcasting
                   Ltd.........................        2,614,936
                                                  --------------
FINANCIAL SERVICES--3.13%
   414,000       Cheung Kong Holdings Ltd......        3,634,157
   507,200       HSBC Holdings plc (1).........       12,833,047
                                                  --------------
                                                      16,467,204
                                                  --------------
RETAIL--0.64%
 6,277,000       Giordano Holdings Ltd.........        3,403,266
                                                  --------------
Total Hong Kong Common Stocks..................       22,485,406
                                                  --------------

PAINEWEBBER GLOBAL EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     --------------
COMMON STOCKS--(CONTINUED)

INDONESIA--1.40%
AUTOMOTIVE--1.40%
 1,442,000       P.T. Astra International......   $    5,281,399
 2,116,000       P.T. Steady Safe..............        2,068,107
                                                  --------------
                                                       7,349,506
                                                  --------------
ISRAEL--0.81%
COMPUTER SOFTWARE & SERVICES--0.27%
    55,236       Technomatix Technologies
                   Ltd. .......................        1,415,423
                                                  --------------
TELECOMMUNICATIONS--0.54%
   129,201       ECI Telecommunications
                   Ltd. .......................        2,826,272
                                                  --------------
Total Israel Common Stocks.....................        4,241,695
                                                  --------------
ITALY--3.89%
ENERGY--0.60%
   592,597       Edison (1)....................        3,142,658
                                                  --------------
FURNITURE/HOME APPLIANCES--1.00%
   236,605       Industrie Natuzzi SPA ADR.....        5,264,461
                                                  --------------
TELECOMMUNICATIONS--2.29%
 3,837,814       Telecom Italia Mobilare.......       12,070,395
                                                  --------------
Total Italy Common Stocks......................       20,477,514
                                                  --------------
JAPAN--9.62%
AUTOMOTIVE--1.80%
   183,000       Honda Motor Co................        5,680,230
   358,000       Suzuki Motor Corp., Ltd.......        3,807,460
                                                  --------------
                                                       9,487,690
                                                  --------------
COMPUTER SOFTWARE & SERVICES--0.97%
       175       NTT Data Corp. (1)............        5,114,823
                                                  --------------
ELECTRONICS--2.98%
   366,000       Canon Inc.....................        8,678,930
    96,400       Sony Corp. ...................        7,017,261
                                                  --------------
                                                      15,696,191
                                                  --------------
EQUIPMENT--1.06%
    72,000       Rohm Co. .....................        5,581,439
                                                  --------------
FINANCIAL SERVICES--1.07%
   294,085       Credit Saison Co., Ltd. (1)...        5,653,030
                                                  --------------
TELECOMMUNICATIONS--1.74%
     1,378       DDI Corp Inc. ................        9,151,566
                                                  --------------
Total Japan Common Stocks......................       50,684,739
                                                  --------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     --------------
MALAYSIA--0.76%
BANKING--0.76%
   599,000       AMMB Holdings Berhad (1)......   $    3,984,109
                                                  --------------
MEXICO--0.84%
BANKING--0.27%
   206,950       Grupo Financiero Bancomer
                   ADR*+ (1)...................        1,422,781
                                                  --------------
FOOD--0.11%
   116,881       Gruma S.A. de C.V*............          563,335
                                                  --------------
TELECOMMUNICATIONS--0.46%
   347,587       Grupo Carso, S.A. de C.V.
                   (Series A)..................        2,007,707
    35,990       Grupo Carso, S.A. de C.V.
                   ADR.........................          429,181
                                                  --------------
                                                       2,436,888
                                                  --------------
Total Mexico Common Stocks.....................        4,423,004
                                                  --------------
NETHERLANDS--2.69%
ENTERTAINMENT--0.80%
    85,443       Polygram N.V..................        4,188,168
                                                  --------------
FINANCIAL SERVICES--1.89%
   254,178       Internationale Nederlanden
                   Groep N.V...................        9,980,299
                                                  --------------
Total Netherlands Common Stocks................       14,168,467
                                                  --------------
NORWAY--0.95%
COMMERCIAL SERVICES--0.95%
   127,663       Petroleum Geo-Services ASA*
                   (1).........................        4,983,755
                                                  --------------
PAKISTAN--0.00%
BANKING--0.00%
     2,970       Bank Commerce Al-Habib,
                   Ltd.*.......................            2,327
       600       Soneri Bank*..................              373
                                                  --------------
                                                           2,700
                                                  --------------
PANAMA--1.30%
AGRICULTURE, FOOD & BEVERAGES--0.89%
   161,327       Panamerican Beverages,
                   Inc. .......................        4,678,483
                                                  --------------
BANKING--0.41%
    47,326       Banco Latinoamericano de
                   Exportaciones, S.A. ADR.....        2,171,080
                                                  --------------
Total Panama Common Stocks.....................        6,849,563
                                                  --------------
PERU--1.25%
TELECOMMUNICATIONS--1.25%
   274,300       Telefonica Del Peru S.A.
                   ADR.........................        6,583,200
                                                  --------------

PAINEWEBBER GLOBAL EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     --------------
COMMON STOCKS--(CONTINUED)

PHILIPPINES--0.85%
BREWERY--0.76%
 1,399,658       San Miguel Corp. .............   $    4,033,903
                                                  --------------
TELECOMMUNICATIONS--0.09%
   956,700       Philippino Telephone*.........          453,498
                                                  --------------
Total Philippines Common Stocks................        4,487,401
                                                  --------------
PORTUGAL--0.51%
SERVICES--0.51%
    31,418       Telecel Comunicacoes
                   Pessoai*....................        2,705,364
                                                  --------------
SOUTH AFRICA--0.68%
STEEL--0.68%
 5,155,354       South African Iron & Steel
                   Industrial Corp. ...........        3,571,009
                                                  --------------
SPAIN--1.72%
BANKING--0.58%
    40,857       Banco Santander S.A. .........        3,073,951
                                                  --------------
OIL & GAS--1.14%
   142,671       Repsol S.A....................        5,981,828
                                                  --------------
Total Spain Common Stocks......................        9,055,779
                                                  --------------
SWEDEN--1.38%
AUTOMOTIVE MANUFACTURING--1.38%
   199,946       Autoliv Ab `B' Free...........        7,276,834
                                                  --------------
SWITZERLAND--7.54%
DRUGS & MEDICINE--2.91%
    11,622       Novartis AG...................       15,310,986
                                                  --------------
INSURANCE--1.22%
     5,560       Schw Ruckversicherungs........        6,434,679
                                                  --------------
MANUFACTURING--1.42%
     6,174       ABB AG........................        7,476,148
                                                  --------------
PHARMACEUTICAL--1.06%
       661       Roche Holdings AG.............        5,582,695
                                                  --------------
SPECIALTY RETAIL--0.93%
    34,732       Tag Heuer* (1)................        4,877,229
                                                  --------------
Total Switzerland Common Stocks................       39,681,737
                                                  --------------
THAILAND--0.42%
BANKING--0.42%
   367,186       Thai Farmers Bank plc (1).....        2,220,897
                                                  --------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     --------------
UNITED KINGDOM--7.26%
AUTOMOTIVE--0.71%
 1,231,193       Lucas Varity plc..............   $    3,731,493
                                                  --------------
CAPITAL GOODS--1.35%
   479,789       Siebe plc.....................        7,099,633
                                                  --------------
DRUGS & MEDICINE--1.19%
 1,287,362       Medeva plc....................        6,280,323
                                                  --------------
ENTERTAINMENT--2.07%
   559,975       Granada Group plc.............        8,086,511
 1,020,162       Thorn plc.....................        2,794,285
                                                  --------------
                                                      10,880,796
                                                  --------------
PUBLISHING--1.33%
   380,973       Reed International plc........        7,020,523
                                                  --------------
RAILROADS--0.61%
   430,162       Railtrack Group plc...........        3,234,930
                                                  --------------
Total United Kingdom Common Stocks.............       38,247,698
                                                  --------------
UNITED STATES--29.35%
BANKING--1.89%
    88,558       Citicorp......................        9,973,845
                                                  --------------
CHEMICALS--3.69%
   354,350       Airgas Inc.*..................        5,270,956
   149,792       Allied-Signal Inc.............       10,822,472
    90,828       Avery Dennison Corp...........        3,337,929
                                                  --------------
                                                      19,431,357
                                                  --------------
COMPUTER HARDWARE--0.43%
    98,515       Zebra Technologies Corp.*
                   (Class A)...................        2,265,845
                                                  --------------
DRUGS & MEDICINE--1.27%
   144,821       R.P. Scherer Corp.*...........        6,661,766
                                                  --------------
ELECTRICAL EQUIPMENT--3.30%
   195,811       Harman International
                   Industries Inc..............        7,489,771
   235,737       UCAR International Inc.*......        9,900,954
                                                  --------------
                                                      17,390,725
                                                  --------------
ELECTRONICS--1.06%
    36,412       Intel Corp. ..................        5,575,587
                                                  --------------
FINANCIAL SERVICES--1.97%
   186,890       The Travelers Group, Inc......       10,349,034
                                                  --------------
HOUSEHOLD PRODUCTS--1.06%
    50,225       Colgate-Palmolive Co. ........        5,574,975
                                                  --------------
INDUSTRIAL SERVICES & SUPPLIES--2.03%
   262,224       Ecolab Inc....................       10,685,628
                                                  --------------
COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONCLUDED)

PAINEWEBBER GLOBAL EQUITY FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     --------------
INFORMATION & COMPUTER SERVICES--4.62%
   346,886       Electronic Data Systems Corp.
                   (1).........................   $   11,577,320
   370,075       First Data Corp...............       12,767,588
                                                  --------------
                                                      24,344,908
                                                  --------------
MANUFACTURING-GENERAL--0.75%
    65,170       Tyco International Ltd........        3,975,370
                                                  --------------
MANUFACTURING-HIGH TECNOLOGY--0.76%
   268,358       Sensormatic Electronics
                   Corp........................        4,025,370
                                                  --------------
SPECIALTY RETAIL--3.41%
   111,524       Home Depot Inc. ..............        6,468,392
   182,126       Sears Roebuck & Co. (1).......        8,742,048
    96,173       Toys 'R' Us, Inc.*............        2,740,930
                                                  --------------
                                                      17,951,370
                                                  --------------
TELECOMMUNICATIONS--3.11%
   331,878       Airtouch Communications
                   Inc.*.......................        8,462,889
   137,899       Motorola Inc..................        7,894,718
                                                  --------------
                                                      16,357,607
                                                  --------------
Total United States Common Stocks..............      154,563,387
                                                  --------------
Total Common Stocks (cost--$445,041,015).......      510,170,056
                                                  --------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     --------------

PREFERRED STOCKS--2.43%
BRAZIL--1.79%
TELECOMMUNICATIONS--1.79%
33,261,332       Telecomunicacoes de Sao
                   Paolo-S.A.*.................   $    9,445,155
                                                  --------------
GERMANY--0.64%
MEDICAL EQUIPMENT--0.64%
    46,521       Fresenius Medical AG*.........        3,344,419
                                                  --------------
Total Preferred Stocks (cost--$12,379,165).....       12,789,574
                                                  --------------

STOCK RIGHTS--0.06%
GREECE--0.06%
BANKING--0.06%
    40,552       Alpha Credit Bank, rights
                   expiring 05/09/97
                   (cost--$0)..................          298,502
                                                  --------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--8.29%
18,246,212       Liquid Assets Portfolio.......       18,246,212
    34,794       Prime Portfolio...............           34,794
24,210,715       TempCash Portfolio............       24,210,715
 1,169,387       TempFund Portfolio............        1,169,387
                                                  --------------
Total Investments of Cash Collateral for
Securities
  Loaned (cost--$43,661,108)...................       43,661,108
                                                  --------------

PRINCIPAL
  AMOUNT                                              MATURITY  INTEREST
  (000)                                                 DATE      RATE
----------                                            --------  --------
REPURCHASE AGREEEMENT--0.76%
$    4,030  Repurchase Agreement dated 04/30/97 with
              State Street Bank & Trust Company,
              collateralized by $4,113,192 U.S.
              Treasury Notes, 8.875% due 02/15/19;
              proceeds: $4,030,588
              (cost--$4,030,000)....................  05/01/97   5.250%       4,030,000
                                                                           ------------
Total Investments (cost--$505,111,288)--108.42%.........................
                                                                            570,949,240
Liabilities in excess of other assets--(8.42)%..........................
                                                                            (44,329,411)
                                                                           ------------
Net Assets--100.00%.....................................................   $526,619,829
                                                                           ------------
                                                                           ------------

-----------------

  * Non-income producing security

  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR American Depositary Receipts

GDR Global Depositary Receipts

 (1) Security, or a portion thereof, was loaned at April 30, 1997.

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES                   APRIL 30, 1997 (UNAUDITED)

ASSETS
Investments, at value (cost--$505,111,288)......................................  $570,949,240
Cash............................................................................     1,486,155
Cash denominated in foreign currencies, at value (cost--$2,244,683).............     2,227,928
Receivable for investments sold.................................................       254,645
Dividends and interest receivable...............................................     1,730,690
Receivable for shares of beneficial interest sold...............................       245,004
Other assets....................................................................       221,143
                                                                                  ------------
Total assets....................................................................   577,114,805
                                                                                  ------------

LIABILITIES
Collateral for securities loaned................................................    43,650,507
Payable for shares of beneficial interest repurchased...........................     3,220,087
Payable for investments purchased...............................................     2,814,953
Payable to affiliate............................................................       561,265
Accrued expenses and other liabilities..........................................       248,164
                                                                                  ------------
Total liabilities...............................................................    50,494,976
                                                                                  ------------
NET ASSETS
Beneficial interest shares of $0.001 par value outstanding (unlimited amount
  authorized)...................................................................   456,472,045
Accumulated net investment loss.................................................      (959,868)
Accumulated net realized gains from investments.................................     5,306,656
Net unrealized appreciation of investments and other assets and liabilities
  denominated in foreign currencies.............................................    65,800,996
                                                                                  ------------
Net assets......................................................................  $526,619,829
                                                                                  ------------
                                                                                  ------------
CLASS A:
Net assets......................................................................  $300,395,918
                                                                                  ------------
Shares outstanding..............................................................    17,113,030
                                                                                  ------------
Net asset and redemption value per share........................................        $17.55
                                                                                  ------------
                                                                                  ------------
Maximum offering price per share (net asset value plus sales charge of 4.50% of         $18.38
  offering price)...............................................................  ------------
                                                                                  ------------
CLASS B:
Net assets......................................................................  $102,247,413
                                                                                  ------------
Shares outstanding..............................................................     6,026,206
                                                                                  ------------
Net asset value and offering price per share....................................        $16.97
                                                                                  ------------
                                                                                  ------------
CLASS C:
Net assets......................................................................  $ 61,350,783
                                                                                  ------------
Shares outstanding..............................................................     3,615,288
                                                                                  ------------
Net asset value and offering price per share....................................        $16.97
                                                                                  ------------
                                                                                  ------------
CLASS Y:
Net assets......................................................................  $ 62,625,715
                                                                                  ------------
Shares outstanding..............................................................     3,524,281
                                                                                  ------------
Net asset value, offering price and redemption value per share..................        $17.77
                                                                                  ------------
                                                                                  ------------

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED
                                                                                   APRIL 30,
                                                                                      1997
                                                                                  (UNAUDITED)
                                                                                  ------------

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $426,868)........................  $ 3,882,293
Interest........................................................................      430,064
                                                                                  ------------
                                                                                    4,312,357
                                                                                  ------------

EXPENSES:
Investment advisory and administration fees.....................................    2,324,746
Service fees--Class A...........................................................      385,394
Service and distribution fees--Class B..........................................      546,958
Service and distribution fees--Class C..........................................      332,330
Custody and accounting..........................................................      335,151
Transfer agency fees and expenses...............................................      325,236
Reports and notices to shareholders.............................................       68,033
Legal and audit.................................................................       62,600
State registration fees.........................................................       30,648
Trustees' fees and expenses.....................................................        7,810
Amortization of organizational expenses.........................................        6,257
Other expenses..................................................................        1,637
                                                                                  ------------
                                                                                    4,426,800
                                                                                  ------------
Net investment loss.............................................................     (114,443)
                                                                                  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from:
  Investment transactions.......................................................   23,542,043
  Foreign currency transactions.................................................     (596,229)
Net change in unrealized appreciation/depreciation of:
  Investments...................................................................     (362,976)
  Other assets and liabilities denominated in foreign currencies................       84,560
                                                                                  ------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS..................   22,667,398
                                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $22,552,955
                                                                                  ------------
                                                                                  ------------

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX
                                                    MONTHS ENDED                       FOR THE
                                                     APRIL 30,      FOR THE TWO       YEAR ENDED
                                                        1997        MONTHS ENDED      AUGUST 31,
                                                    (UNAUDITED)   OCTOBER 31, 1996       1996
                                                    ------------  ----------------   ------------
FROM OPERATIONS:
Net investment loss...............................  $   (114,443)   $   (954,881)    $   (744,913)
Net realized gains from investment transactions...    23,542,043       3,004,088       41,488,308
Net realized gains (losses) from foreign currency
  transactions....................................      (596,229)          1,722         (510,978)
Net changes in unrealized
  appreciation/depreciation of:
  Investments.....................................      (362,976)     18,083,725        4,746,601
  Other assets and liabilities denominated in
  foreign currencies..............................        84,560         115,996         (320,015)
                                                    ------------  ----------------   ------------
Net increase in net assets resulting from
  operations......................................    22,552,955      20,250,650       44,659,003
                                                    ------------  ----------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment
  transactions--Class A...........................   (10,195,197)       --            (11,751,371)
Net realized gains from investment
  transactions--Class B...........................    (3,786,480)       --             (4,530,984)
Net realized gains from investment
  transactions--Class C...........................    (2,275,485)       --             (2,643,433)
Net realized gains from investment
  transactions--Class Y...........................    (2,076,082)       --             (1,956,458)
                                                    ------------  ----------------   ------------
                                                     (18,333,244)       --            (20,882,246)
                                                    ------------  ----------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares..............   148,272,989      34,520,774      130,337,737
Cost of shares repurchased........................  (194,595,225)    (50,077,173)    (271,376,430)
Proceeds from dividends reinvested................    17,254,508        --             19,869,011
                                                    ------------  ----------------   ------------
Net decrease in net assets from beneficial
  interest transactions...........................   (29,067,728)    (15,556,399)    (121,169,682)
                                                    ------------  ----------------   ------------
Net increase (decrease) in net assets.............   (24,848,017)      4,694,251      (97,392,925)
NET ASSETS:
Beginning of period...............................   551,467,846     546,773,595      644,166,520
                                                    ------------  ----------------   ------------
End of period.....................................  $526,619,829    $551,467,846     $546,773,595
                                                    ------------  ----------------   ------------
                                                    ------------  ----------------   ------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS--(unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Global Equity Fund (the "Fund") is a diversified series of PaineWebber Investment Trust (the "Trust"), which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Organizational costs have been deferred and are being amortized using the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

  The Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service, distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to their service and/or distribution plan, if any.

  At a meeting held on December 13, 1995, the Trust's board of trustees elected to change the Fund's fiscal year from August 31st to October 31st effective October 31, 1996.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund, or GE Investment Management Incorporated ("GEIM"), the sub-adviser to the Fund. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities (other than short-term debt securities described below) are valued at the last quoted bid price in the OTC market. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with 60 days or less remaining to maturity unless the Trust's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees.

  All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian, unless the board of trustees determines that this does not represent fair value. Foreign

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED) currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend as the Fund using reasonable diligence becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

  Although the net assets and the market values of the Fund are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations. Pursuant to

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED) federal income tax regulations, realized currency gain/loss on investment transactions includes realized foreign exchange gains/losses from the sale of portfolio debt securities, sales of foreign currencies, currency gains/losses realized between trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received or paid. Gains/losses from translating foreign currency denominated assets and liabilities at the year-end exchange rates are included in change in unrealized appreciation of other assets and liabilities denominated in foreign currencies. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purposes.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

CONCENTRATION OF RISK

  Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust's board of trustees has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets up to and including $500 million, 0.83% of its average daily net assets over $500 million and up to and including $1 billion and 0.805% of its average daily net assets over $1 billion. At April 30, 1997, the Fund owed Mitchell Hutchins $365,020 in investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

  Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), GEIM serves as the Fund's sub-adviser. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays GEIM a fee, computed daily and paid monthly, at an annual rate of 0.31% of the Fund's average daily net assets up to and including $500 million, 0.29% of the Fund's average daily net assets over $500 million and up to and including $1 billion and 0.265% of the Fund's average daily net assets over $1 billion.

DISTRIBUTION PLAN

  Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At April 30, 1997, the Fund owed Mitchell Hutchins $196,245 in service and distribution fees.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended April 30, 1997, the two months ended October 31, 1996 and the year ended August 31, 1996, it had earned approximately $211,000, $76,000 and $837,000, respectively, in sales charges.

SECURITY LENDING

  The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received $4,893 as compensation from the Fund for the six months ended April 30, 1997.

  As of April 30, 1997, the Fund's custodian held cash and cash equivalents having an aggregate value of $43,650,507 as collateral for portfolio securities loaned having a market value of $40,938,754.

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at April 30, 1997 was substantially the same as the cost of securities for financial statement purposes.

  At April 30, 1997, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)............  $ 90,258,150
Gross depreciation (investments having an excess of cost over value)............   (24,420,198)
                                                                                  ------------
Net unrealized appreciation of investments......................................  $ 65,837,952
                                                                                  ------------
                                                                                  ------------

  For the six months ended April 30, 1997, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $193,212,392 and $243,765,271, respectively.

FEDERAL INCOME TAX STATUS

  The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

  At October 31, 1996, the Fund has a net capital loss carryforward of approximately $16,035,000. In subsequent years, this carryforward loss is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by October 31, 2001.

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

SHARES OF BENEFICIAL INTEREST

There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    CLASS A                   CLASS B                   CLASS C                  CLASS Y
                           -------------------------  ------------------------  ------------------------  ----------------------
                             SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  -------------  ----------  ------------  ----------  ------------  ---------  -----------
Six months ended
April 30, 1997:
Shares sold..............   5,899,796  $ 103,840,826     245,800  $  4,225,984   1,680,911  $ 28,720,874    642,469  $11,485,305
Shares repurchased.......  (7,156,543)  (126,707,769)   (923,600)  (15,848,566) (2,182,739)  (37,281,424)  (826,107) (14,757,466)
Shares converted from
  Class B to Class A.....     195,317      3,428,571    (201,638)   (3,428,571)     --           --          --          --
Dividends reinvested.....     543,143      9,521,294     205,495     3,491,361     128,017     2,175,015    116,573    2,066,838
                           ----------  -------------  ----------  ------------  ----------  ------------  ---------  -----------
Net decrease.............    (518,287) $  (9,917,078)   (673,943) $(11,559,792)   (373,811) $ (6,385,535)   (67,065) $(1,205,323)
                           ----------  -------------  ----------  ------------  ----------  ------------  ---------  -----------
                           ----------  -------------  ----------  ------------  ----------  ------------  ---------  -----------
Two months ended
October 31, 1996:
Shares sold..............   1,301,820  $  22,362,041      63,198  $  1,073,212     508,932  $  8,584,402    142,315  $ 2,501,119
Shares repurchased.......  (1,854,866)   (32,308,134)   (262,491)   (4,423,837)   (592,879)  (10,027,798)  (189,108)  (3,317,404)
Shares converted from
  Class B to Class A.....      24,859        427,610     (25,560)     (427,610)     --           --          --          --
Dividends reinvested.....      --           --            --           --           --           --          --          --
                           ----------  -------------  ----------  ------------  ----------  ------------  ---------  -----------
Net decrease.............    (528,187) $  (9,518,483)   (224,853) $ (3,778,235)    (83,947) $ (1,443,396)   (46,793) $  (816,285)
                           ----------  -------------  ----------  ------------  ----------  ------------  ---------  -----------
                           ----------  -------------  ----------  ------------  ----------  ------------  ---------  -----------
Year ended
August 31, 1996:
Shares sold..............   3,773,378  $  63,129,065     996,490  $ 15,875,329   2,665,239  $ 42,738,539    518,809  $ 8,594,804
Shares repurchased.......  (8,829,630)  (146,403,118) (3,235,769)  (51,584,942) (4,033,170)  (64,638,426)  (525,977)  (8,749,944)
Shares converted from
  Class B to Class A.....     136,369      2,251,844    (138,655)   (2,251,844)     --           --          --          --
Dividends reinvested.....     707,938     11,206,643     270,717     4,190,705     163,102     2,524,812    122,137    1,946,851
                           ----------  -------------  ----------  ------------  ----------  ------------  ---------  -----------
Net (increase)
  decrease...............  (4,211,945) $ (69,815,566) (2,107,217) $(33,770,752) (1,204,829) $(19,375,075)   114,969  $ 1,791,711
                           ----------  -------------  ----------  ------------  ----------  ------------  ---------  -----------
                           ----------  -------------  ----------  ------------  ----------  ------------  ---------  -----------

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                          CLASS A
                                --------------------------------------------------------------------------------------------
                                  FOR THE      FOR THE
                                SIX MONTHS    TWO MONTHS                                                      FOR THE PERIOD
                                   ENDED        ENDED                    FOR THE YEARS ENDED                   NOVEMBER 14,
                                 APRIL 30,     OCTOBER                        AUGUST 31,                         1991+ TO
                                   1997          31,       ------------------------------------------------     AUGUST 31,
                                (UNAUDITED)      1996        1996        1995           1994        1993           1992
                                -----------   ----------   ---------   ---------      ---------   ---------   --------------
Net asset value, beginning of
  period......................   $  17.43      $  16.81    $   16.12   $   16.98      $   14.55   $   12.87      $  12.00
                                -----------   ----------   ---------   ---------      ---------   ---------   --------------
Net investment income
  (loss)......................       0.02         (0.02)        0.02        0.02           0.01        0.03          0.09
Net realized and unrealized
  gains (losses) from
  investments and foreign
  currency transactions.......       0.68          0.64         1.24        0.37           2.63        1.89          0.78
                                -----------   ----------   ---------   ---------      ---------   ---------   --------------
Net increase (decrease) from
  investment operations.......       0.70          0.62         1.26        0.39           2.64        1.92          0.87
                                -----------   ----------   ---------   ---------      ---------   ---------   --------------
Dividends from net investment
  income......................     --            --           --          --             --           (0.08)      --
Distributions from net
  realized gains..............      (0.58)       --            (0.57)      (1.25)         (0.21)      (0.16)      --
                                -----------   ----------   ---------   ---------      ---------   ---------   --------------
Total dividends and
  distributions...............      (0.58)         0.00        (0.57)      (1.25)         (0.21)      (0.24)         0.00
                                -----------   ----------   ---------   ---------      ---------   ---------   --------------
Net asset value, end of
  period......................   $  17.55      $  17.43    $   16.81   $   16.12      $   16.98   $   14.55      $  12.87
                                -----------   ----------   ---------   ---------      ---------   ---------   --------------
                                -----------   ----------   ---------   ---------      ---------   ---------   --------------
Total investment return (1)...       4.01%         3.69%        8.06%       3.24%         18.23%      15.24%         7.25%
                                -----------   ----------   ---------   ---------      ---------   ---------   --------------
                                -----------   ----------   ---------   ---------      ---------   ---------   --------------
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................   $300,396      $307,267    $ 305,218   $ 360,652      $ 185,493   $ 156,451      $113,070
Expenses to average net
  assets......................       1.40%*        1.53%*       1.48%       1.71%(2)       1.58%       1.53%         1.68%*
Net investment income (loss)
  to average net assets.......       0.18%*       (0.80)%*      0.10%       0.09%(2)       0.07%       0.22%         0.93%*
Portfolio turnover............         36%            3%          33%         40%            51%         56%           30%
Average commission rate paid
  (3).........................   $ 0.0034      $ 0.0069    $  0.0120      --             --          --           --

-----------------

 * Annualized

 + Commencement of operations

++ Commencement of offering of shares

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than a year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.06%, 0.00% and 0.06% for Class A, Class B and Class C shares, respectively.

(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                                                     CLASS B
                                --------------------------------------------------
                                                                         FOR THE
                                  FOR THE      FOR THE                    PERIOD
                                SIX MONTHS    TWO MONTHS    FOR THE     AUGUST 25,
                                   ENDED        ENDED         YEAR        1995++
                                 APRIL 30,     OCTOBER       ENDED      TO AUGUST
                                   1997          31,       AUGUST 31,      31,
                                (UNAUDITED)      1996         1996         1995
                                -----------   ----------   ----------   ----------
Net asset value, beginning of
 period.......................   $  16.93      $  16.35     $  15.82     $  15.83
                                -----------   ----------   ----------   ----------
Net investment income
 (loss).......................      (0.07)        (0.05)       (0.12)        0.00
Net realized and unrealized
 gains (losses) from
 investments and foreign
 currency transactions........       0.69          0.63         1.22        (0.01)
                                -----------   ----------   ----------   ----------
Net increase (decrease) from
 investment operations........       0.62          0.58         1.10        (0.01)
                                -----------   ----------   ----------   ----------
Dividends from net investment
 income.......................     --            --           --           --
Distributions from net
 realized gains...............      (0.58)       --            (0.57)      --
                                -----------   ----------   ----------   ----------
Total dividends and
 distributions................      (0.58)         0.00        (0.57)        0.00
                                -----------   ----------   ----------   ----------
Net asset value, end of
 period.......................   $  16.97      $  16.93     $  16.35     $  15.82
                                -----------   ----------   ----------   ----------
                                -----------   ----------   ----------   ----------
Total investment return (1)...       3.65%         3.55%        7.18%       (0.06)%
                                -----------   ----------   ----------   ----------
                                -----------   ----------   ----------   ----------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)......................   $102,247      $113,445     $113,235     $142,880
Expenses to average net
 assets.......................       2.23%*        2.34%*       2.25%        2.17%*(2)
Net investment income (loss)
 to average net assets........      (0.67)%*      (1.61)%*     (0.68)%      (1.92)%*(2)
Portfolio turnover............         36%            3%          33%          40%
Average commission rate paid
 (3)..........................   $ 0.0034      $ 0.0069     $ 0.0120       --


                                                                    CLASS C
                                -------------------------------------------------------------------------------
                                 FOR THE      FOR THE
                                SIX MONTHS   TWO MONTHS                                             FOR THE
                                  ENDED        ENDED              FOR THE YEARS ENDED                PERIOD
                                APRIL 30,     OCTOBER                  AUGUST 31,                MAY 10, 1993++
                                   1997         31,       ------------------------------------   TO AUGUST 31,
                                (UNAUDITED)     1996        1996        1995           1994           1993
                                ----------   ----------   ---------   ---------      ---------   --------------
Net asset value, beginning of
 period.......................   $  16.93     $  16.35    $   15.82   $   16.81      $   14.52      $  13.80
                                ----------   ----------   ---------   ---------      ---------       -------
Net investment income
 (loss).......................      (0.08)       (0.05)       (0.13)      (0.11)         (0.07)        (0.02)
Net realized and unrealized
 gains (losses) from
 investments and foreign
 currency transactions........       0.70         0.63         1.23        0.37           2.57          0.74
                                ----------   ----------   ---------   ---------      ---------       -------
Net increase (decrease) from
 investment operations........       0.62         0.58         1.10        0.26           2.50          0.72
                                ----------   ----------   ---------   ---------      ---------       -------
Dividends from net investment
 income.......................     --           --           --          --             --           --
Distributions from net
 realized gains...............      (0.58)      --            (0.57)      (1.25)         (0.21)      --
                                ----------   ----------   ---------   ---------      ---------       -------
Total dividends and
 distributions................      (0.58)        0.00        (0.57)      (1.25)         (0.21)         0.00
                                ----------   ----------   ---------   ---------      ---------       -------
Net asset value, end of
 period.......................   $  16.97     $  16.93    $   16.35   $   15.82      $   16.81      $  14.52
                                ----------   ----------   ---------   ---------      ---------       -------
                                ----------   ----------   ---------   ---------      ---------       -------
Total investment return (1)...       3.65%        3.55%        7.18%       2.46%         17.29%         5.22%
                                ----------   ----------   ---------   ---------      ---------       -------
                                ----------   ----------   ---------   ---------      ---------       -------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)......................   $ 61,351     $ 67,530    $  66,585   $  83,485      $  31,837      $ 10,807
Expenses to average net
 assets.......................       2.15%*       2.30%*       2.27%       2.48%(2)       2.33%         2.28%*
Net investment income (loss)
 to average net assets........      (0.60)%*     (1.57)%*     (0.70)%     (0.68)%(2)     (0.68)%       (0.53)%*
Portfolio turnover............         36%           3%          33%         40%            51%           56%
Average commission rate paid
 (3)..........................   $ 0.0034     $ 0.0069    $  0.0120      --             --           --

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS--(CONCLUDED)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                     CLASS Y
                                     ------------------------------------------------------------------------
                                       FOR THE      FOR THE
                                     SIX MONTHS    TWO MONTHS                                     FOR THE
                                        ENDED        ENDED           FOR THE YEARS ENDED           PERIOD
                                      APRIL 30,     OCTOBER              AUGUST 31,            MAY 10, 1993+
                                        1997          31,       -----------------------------  TO AUGUST 31,
                                     (UNAUDITED)      1996       1996      1995        1994         1993
                                     -----------   ----------   -------  --------     -------  --------------
Net asset value, beginning of
  period...........................    $ 17.60      $ 16.97     $ 16.22  $  17.03     $ 14.56     $ 13.80
                                     -----------   ----------   -------  --------     -------     -------
Net investment income (loss).......       0.05        (0.01)       0.07      0.07        0.05        0.02
Net realized and unrealized gains
  from
  investments and foreign currency
  transactions.....................       0.70         0.64        1.25      0.37        2.63        0.74
                                     -----------   ----------   -------  --------     -------     -------
Net increase from investment
  operations.......................       0.75         0.63        1.32      0.44        2.68        0.76
                                     -----------   ----------   -------  --------     -------     -------
Dividends from net investment
  income...........................     --            --          --        --          --         --
Distributions from net realized
  gains............................      (0.58)       --          (0.57)    (1.25)      (0.21)     --
                                     -----------   ----------   -------  --------     -------     -------
Total dividends and
  distributions....................      (0.58)        0.00       (0.57)    (1.25)      (0.21)       0.00
                                     -----------   ----------   -------  --------     -------     -------
Net asset value, end of period.....    $ 17.77      $ 17.60     $ 16.97  $  16.22     $ 17.03     $ 14.56
                                     -----------   ----------   -------  --------     -------     -------
                                     -----------   ----------   -------  --------     -------     -------
Total investment return (1)........       4.26%        3.71%       8.39%     3.54%      18.49%       5.51%
                                     -----------   ----------   -------  --------     -------     -------
                                     -----------   ----------   -------  --------     -------     -------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..........................    $62,626      $63,225     $61,736  $ 57,150     $28,390     $19,098
Expenses to average net assets.....       1.05%*       1.18%*      1.17%     1.46%(2)    1.33%       1.28%*
Net investment income (loss) to
  average net
  assets...........................       0.53%*      (0.45)%*     0.46%     0.36%(2)    0.32%       0.47%*
Portfolio turnover.................         36%           3%         33%       40%         51%         56%
Average commission rate paid (3)...    $0.0034      $0.0069     $0.0120     --          --         --

-----------------

 * Annualized

 + Commencement of offering of shares

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than a year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.06% for Class Y shares.

(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

TRUSTEES

E. Garrett Bewkes, Jr.               Mary C. Farrell
CHAIRMAN
                                     Meyer Feldberg
Margo N. Alexander
                                     George W. Gowen
Richard Q. Armstrong
                                     Frederic V. Malek
Richard R. Burt
                                     Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander                   Dianne E. O'Donnell
PRESIDENT                            VICE PRESIDENT AND SECRETARY

Victoria E. Schonfeld                Paul H. Schubert
VICE PRESIDENT                       VICE PRESIDENT AND TREASURER


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

INVESTMENT SUB-ADVISOR

GE Investment Management Incorporated
3003 Summer Street
Stamford, Connecticut 06904

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM.

READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON.

-----
PaineWebber offers a family of 22 funds which encompass a diversified range of investment goals.

BOND FUNDS

- High Income Fund
- Investment Grade Income Fund
- Low Duration U.S. Government Income Fund
- Strategic Income Fund
- U.S. Government Income Fund

TAX-FREE BOND FUNDS
- California Tax-Free Income Fund
- Municipal High Income Fund
- National Tax-Free Income Fund
- New York Tax-Free Income Fund

STOCK FUNDS
- Capital Appreciation Fund
- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Small Cap Fund
- Utility Income Fund

ASSET ALLOCATION FUNDS
- Balanced Fund
- Tactical Allocation Fund

GLOBAL FUNDS
- Asia Pacific Growth Fund
- Emerging Markets Equity Fund
- Global Equity Fund
- Global Income Fund

PAINEWEBBER MONEY MARKET FUND


FPO

SEMIANNUAL REPORT

GLOBAL EQUITY
FUND


                 PAINEWEBBER
-copyright-1997 PaineWebber Incorporated
                 Member SIPC